Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity File Number	001-37710
Entity Registrant Name	HUTCHMED (CHINA) LIMITED
Entity Address, Address Line One	48th Floor, Cheung Kong Center
Entity Address, Address Line Two	2 Queen’s Road Central
Entity Address, Country	HK
Entity Central Index Key	0001648257
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false